Document and Entity Information	6 Months Ended
Sep. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	VODAFONE GROUP PUBLIC LTD CO
Entity Central Index Key	0000839923
Document Type	6-K
Document Period End Date	Sep. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2